Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%	12.86%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%	12.15%
BW_Aggressive Investors 1 Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	28.34%	9.61%	6.88%
BW_Managed Volatility Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	9.24%	6.37%	4.70%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	7.07%	6.23%
BW_Omni Small-Cap Value Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	15.93%	11.80%	7.15%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	7.07%	6.23%
BW_Small-Cap Value Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	6.36%	15.73%	8.74%
Russell Microcap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%	5.55%	5.53%
BW_Ultra-Small Company Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	5.71%	12.37%	4.56%
Russell Microcap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%	5.55%	5.53%
BW_Ultra-Small Company Market Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%	5.44%	4.35%